Indemnification assets - Additional Information (Details) € / shares in Units, € in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2019 $ / shares	Dec. 31, 2019 EUR (€) € / shares shares	Dec. 31, 2018 $ / shares	Dec. 31, 2018 EUR (€) € / shares shares
Disclosure of detailed information about business combination [line items]
Release of indemnified provision	€ 17.8	€ 44.0	€ 0.0
Indemnification assets recognised as of acquisition date				€ 73.8		€ 35.4		€ 79.4
Indemnification Assets Recognised As Of Acquisition Date				6.1				0.0
Remeasurement of indemnification assets		€ 44.0	€ 0.0	€ (8.3)
Contingent Consideration Arrangements And Indemnification Assets Recognised As of Acquisition Date, Shares Released From Escrow | shares	965,528	5,380,790
Findus
Disclosure of detailed information about business combination [line items]
Indemnification assets recognised as of acquisition date						€ 29.8		€ 73.8
Shares held in escrow as a result of indemnification asset | shares						1,583,627		6,964,417
Value of shares held in escrow as a result of indemnification asset (price per share) | (per share)					$ 22.37	€ 19.96	$ 16.72	€ 14.62
Goodfella's Pizza [Member]
Disclosure of detailed information about business combination [line items]
Indemnification Assets Recognised As Of Acquisition Date						€ 5.6		€ 5.6